Shareholder Report, Holdings (Details)	Apr. 30, 2026
CLASS I | Industrials
Holdings [Line Items]
Percent of Total Investments	30.91%
CLASS I | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.25%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
CLASS I | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.39%
CLASS I | Financials
Holdings [Line Items]
Percent of Total Investments	8.43%
CLASS I | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.93%
CLASS I | Materials
Holdings [Line Items]
Percent of Total Investments	2.24%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
CLASS I | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	3.07%
CLASS I | Cohen & Steers, Inc
Holdings [Line Items]
Percent of Net Asset Value	2.66%
CLASS I | Prestige Consumer Healthcare Inc
Holdings [Line Items]
Percent of Net Asset Value	2.56%
CLASS I | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.55%
CLASS I | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
CLASS I | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
CLASS I | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.31%
CLASS I | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
CLASS I | Knight-Swift Transportation Holdings Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.23%
CLASS I | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
CLASS I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	24.68%
CLASS N | Industrials
Holdings [Line Items]
Percent of Total Investments	30.91%
CLASS N | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.25%
CLASS N | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.97%
CLASS N | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.39%
CLASS N | Financials
Holdings [Line Items]
Percent of Total Investments	8.43%
CLASS N | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.93%
CLASS N | Materials
Holdings [Line Items]
Percent of Total Investments	2.24%
CLASS N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
CLASS N | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	3.07%
CLASS N | Cohen & Steers, Inc
Holdings [Line Items]
Percent of Net Asset Value	2.66%
CLASS N | Prestige Consumer Healthcare Inc
Holdings [Line Items]
Percent of Net Asset Value	2.56%
CLASS N | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.55%
CLASS N | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
CLASS N | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
CLASS N | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.31%
CLASS N | AptarGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
CLASS N | Knight-Swift Transportation Holdings Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.23%
CLASS N | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
CLASS N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	24.68%